Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	62 Months Ended	106 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014
C000166218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 25,821	$ 25,821	$ 25,821	$ 25,821	$ 25,821	$ 22,213	$ 18,265	$ 22,389	$ 18,844	$ 16,383		$ 12,922	$ 14,019	$ 11,550	$ 10,000
Average Annual Return, Percent	16.24%	9.53%		11.33%
C000166217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 25,254	$ 25,254	25,254	$ 25,254	25,254	21,783	17,958	22,055	18,611	16,225		12,829	13,951	11,524	10,000
Average Annual Return, Percent	15.94%	9.25%		11.05%
C000201977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	9.86%	8.07%		10.39%
C000201977 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Account Value	$ 23,960	$ 23,960	23,960	$ 23,960	23,960	20,665	17,042	20,928	17,657	15,400		12,173	13,227	10,925	9,479
Average Annual Return, Percent	15.94%	9.24%		11.06%
C000166219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 25,936	$ 25,936	25,936	$ 25,936	25,936	22,303	18,333	22,446	18,894	16,421		12,938	14,039	11,554	10,000
Average Annual Return, Percent	16.29%	9.57%		11.38%
C000101135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,810	$ 15,810	15,810	$ 15,810	$ 15,810	14,762	13,241	15,634	14,629	13,044		11,260	11,675	10,547		$ 9,964	$ 10,000
Average Annual Return, Percent	7.09%	3.92%			4.69%
C000101134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 15,414	$ 15,414	15,414	15,414	$ 15,414	14,429	12,974	15,350	14,400	12,879		11,141	11,580	10,487		9,939	10,000
Average Annual Return, Percent	6.82%	3.66%			4.42%
C000201968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	1.23%	2.56%			3.87%
C000201968 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Account Value	$ 14,614	$ 14,614	14,614	14,614	$ 14,614	13,678	12,306	14,561	13,658	12,206		10,566	10,977	9,942		9,415	9,473
Average Annual Return, Percent	6.84%	3.67%			4.43%
C000101136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 15,879	$ 15,879	15,879	15,879	$ 15,879	14,820	13,295	15,679	14,663	13,066		11,273	11,683	10,549		9,969	10,000
Average Annual Return, Percent	7.15%	3.98%			4.73%
C000101144 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 18,628	$ 18,628	18,628	18,628	$ 18,628	17,061	14,890	17,831	16,014	14,166		11,707	12,402	10,664		9,945	10,000
Average Annual Return, Percent	9.19%	5.63%			6.42%
C000101143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 18,179	$ 18,179	18,179	18,179	$ 18,179	16,696	14,609	17,540	15,784	14,005		11,593	12,322	10,622		9,920	10,000
Average Annual Return, Percent	8.88%	5.35%			6.16%
C000201971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	3.21%	4.22%			5.58%
C000201971 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Account Value	$ 17,213	$ 17,213	17,213	17,213	$ 17,213	15,802	13,833	16,602	14,946	13,261		10,985	11,660	10,052		9,397	9,473
Average Annual Return, Percent	8.93%	5.36%			6.15%
C000101145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 18,720	$ 18,720	18,720	18,720	$ 18,720	17,134	14,954	17,890	16,057	14,204		11,731	12,422	10,676		9,950	10,000
Average Annual Return, Percent	9.26%	5.68%			6.47%
C000101153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 23,046	$ 23,046	23,046	23,046	$ 23,046	20,170	16,775	20,481	17,392	15,168		12,025	13,008	10,748		9,930	10,000
Average Annual Return, Percent	14.26%	8.73%			8.71%
C000101152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 22,476	$ 22,476	22,476	22,476	$ 22,476	19,719	16,441	20,126	17,137	14,987		11,903	12,920	10,698		9,906	10,000
Average Annual Return, Percent	13.98%	8.44%			8.44%
C000101147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 20,206	$ 20,206	20,206	20,206	$ 20,206	18,219	15,638	18,853	16,570	14,588		11,853	12,663	10,712		9,947	10,000
Average Annual Return, Percent	10.91%	6.73%			7.29%
C000101146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 19,707	$ 19,707	19,707	19,707	$ 19,707	17,812	15,321	18,519	16,322	14,402		11,730	12,558	10,652		9,922	10,000
Average Annual Return, Percent	10.63%	6.47%			7.02%
C000201972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	4.80%	5.33%			6.45%
C000201972 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Account Value	$ 18,685	$ 18,685	18,685	18,685	$ 18,685	16,893	14,524	17,570	15,478	13,659		11,124	11,913	10,102		9,404	9,478
Average Annual Return, Percent	10.61%	6.47%			7.02%
C000101148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 20,290	$ 20,290	20,290	20,290	$ 20,290	18,283	15,682	18,911	16,611	14,607		11,868	12,673	10,714		9,944	10,000
Average Annual Return, Percent	10.98%	6.79%			7.33%
C000101156 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 23,809	$ 23,809	23,809	23,809	$ 23,809	20,598	16,991	20,802	17,527	15,243		12,030	13,058	10,758		9,928	10,000
Average Annual Return, Percent	15.59%	9.33%			9.06%
C000101155 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 23,225	$ 23,225	23,225	23,225	$ 23,225	20,144	16,648	20,438	17,264	15,056		11,911	12,963	10,701		9,904	10,000
Average Annual Return, Percent	15.30%	9.06%			8.79%
C000201975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	9.22%	7.88%			8.20%
C000201975 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Account Value	$ 21,997	$ 21,997	21,997	21,997	$ 21,997	19,082	15,777	19,362	16,360	14,267		11,287	12,278	10,141		9,382	9,473
Average Annual Return, Percent	15.27%	9.05%			8.79%
C000101150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 21,694	$ 21,694	21,694	21,694	$ 21,694	19,265	16,255	19,750	17,027	14,930		11,949	12,864	10,730		9,931	10,000
Average Annual Return, Percent	12.61%	7.76%			8.05%
C000101149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 21,169	$ 21,169	21,169	21,169	$ 21,169	18,838	15,937	19,412	16,783	14,750		11,836	12,768	10,680		9,906	10,000
Average Annual Return, Percent	12.38%	7.49%			7.79%
C000201973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	6.42%	6.33%			7.21%
C000201973 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Account Value	$ 20,052	$ 20,052	20,052	20,052	$ 20,052	17,853	15,103	18,397	15,894	13,975		11,214	12,099	10,117		9,386	9,476
Average Annual Return, Percent	12.31%	7.49%			7.78%
C000101151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 21,820	$ 21,820	21,820	21,820	$ 21,820	19,367	16,333	19,834	17,091	14,978		11,981	12,894	10,749		9,944	10,000
Average Annual Return, Percent	12.66%	7.81%			8.11%
C000201974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	7.99%	7.28%			7.85%
C000201974 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Account Value	$ 21,287	$ 21,287	21,287	21,287	$ 21,287	18,677	15,564	19,058	16,227	14,193		11,272	12,232	10,132		9,385	9,474
Average Annual Return, Percent	13.98%	8.45%			8.43%
C000101154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 23,158	$ 23,158	23,158	23,158	$ 23,158	20,251	16,835	20,542	17,437	15,210		12,047	13,024	10,758		9,936	10,000
Average Annual Return, Percent	14.36%	8.77%			8.76%
C000101157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 23,929	$ 23,929	23,929	23,929	$ 23,929	20,691	17,049	20,875	17,579	15,281		12,054	13,077	10,769		9,933	10,000
Average Annual Return, Percent	15.65%	9.38%			9.12%
C000213837 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 16,724	$ 16,724	$ 16,724	16,724	$ 16,724	14,390	11,837	14,489	12,202	10,571	$ 10,000
Average Annual Return, Percent	16.22%	9.61%	10.45%
C000213836 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 16,519	$ 16,519	$ 16,519	16,519	16,519	14,244	11,741	14,416	12,167	10,567	10,000
Average Annual Return, Percent	15.97%	9.35%	10.19%
C000213838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	9.88%	8.18%	9.06%
C000213838 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Account Value	$ 15,659	$ 15,659	$ 15,659	15,659	15,659	13,498	11,136	13,666	11,530	10,016	10,000
Average Annual Return, Percent	16.01%	9.35%	10.19%
C000213835 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 16,772	$ 16,772	$ 16,772	16,772	16,772	14,416	11,853	14,512	12,208	10,572	10,000
Average Annual Return, Percent	16.34%	9.67%	10.51%
C000101159 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 24,043	$ 24,043	$ 24,043	24,043	$ 24,043	20,694	17,017	20,848	17,555	15,261		12,040	13,064	10,763		9,936	10,000
Average Annual Return, Percent	16.18%	9.52%			9.17%
C000101158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 23,460	$ 23,460	23,460	23,460	$ 23,460	20,242	16,686	20,496	17,296	15,076		11,922	12,970	10,714		9,912	10,000
Average Annual Return, Percent	15.90%	9.25%			8.90%
C000201976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	9.84%	8.07%			8.31%
C000201976 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Account Value	$ 22,215	$ 22,215	22,215	22,215	$ 22,215	19,163	15,807	19,408	16,378	14,280		11,285	12,284	10,145		9,389	9,474
Average Annual Return, Percent	15.93%	9.24%			8.90%
C000101160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 24,172	$ 24,172	24,172	24,172	$ 24,172	20,785	17,093	20,928	17,606	15,307		12,063	13,091	10,773		9,940	10,000
Average Annual Return, Percent	16.29%	9.57%			9.23%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,560	$ 33,560	$ 33,560	$ 33,560	$ 33,560	26,953	21,302	26,340	20,830	17,220	10,000	13,102	13,761	11,308		10,092	10,000
Average Annual Return, Percent	24.51%	14.28%	15.17%	15.30%	12.87%
Bloomberg U S Aggregate Bond S000032775 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,000	10,688	10,687	10,321		10,055	10,000
Average Annual Return, Percent	1.25%	(0.33%)	(0.24%)	1.23%	1.35%
LifePath Index 2060 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2060 Fund Custom Benchmark
Account Value	$ 25,831	$ 25,831	$ 25,831	$ 25,831	$ 25,831	22,198	18,257	22,375	18,835	16,352		12,877	14,014	11,542	$ 10,000
Average Annual Return, Percent	16.37%	9.58%		11.34%
Russell 1000 S000032775 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	24.51%	14.28%			12.87%
LifePath Index Retirement Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index Retirement Fund Custom Benchmark
Account Value	$ 15,996	$ 15,996	15,996	$ 15,996	$ 15,996	14,919	13,385	15,756	14,717	13,140		11,322	11,729	10,580		9,981	10,000
Average Annual Return, Percent	7.22%	4.01%			4.81%
LifePath Index 2030 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2030 Fund Custom Benchmark
Account Value	$ 18,764	$ 18,764	18,764	18,764	$ 18,764	17,168	14,986	17,908	16,063	14,217		11,733	12,435	10,683		9,939	10,000
Average Annual Return, Percent	9.29%	5.71%			6.50%
LifePath Index 2045 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2045 Fund Custom Benchmark
Account Value	$ 23,042	$ 23,042	23,042	23,042	$ 23,042	20,145	16,755	20,456	17,377	15,149		11,988	13,002	10,744		9,900	10,000
Average Annual Return, Percent	14.38%	8.75%			8.71%
LifePath Index 2035 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2035 Fund Custom Benchmark
Account Value	$ 20,292	$ 20,292	20,292	20,292	$ 20,292	18,276	15,679	18,887	16,589	14,600		11,850	12,666	10,711		9,925	10,000
Average Annual Return, Percent	11.03%	6.81%			7.33%
LifePath Index 2050 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2050 Fund Custom Benchmark
Account Value	$ 23,812	$ 23,812	23,812	23,812	$ 23,812	20,581	16,973	20,786	17,524	15,227		11,997	13,050	10,748		9,898	10,000
Average Annual Return, Percent	15.70%	9.35%			9.06%
LifePath Index 2040 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2040 Fund Custom Benchmark
Account Value	$ 21,768	$ 21,768	21,768	21,768	$ 21,768	19,307	16,295	19,779	17,051	14,942		11,948	12,871	10,733		9,910	10,000
Average Annual Return, Percent	12.74%	7.82%			8.09%
LifePath Index 2055 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2055 Fund Custom Benchmark
Account Value	$ 24,048	$ 24,048	24,048	24,048	$ 24,048	20,672	17,004	20,838	17,540	15,228		$ 11,991	$ 13,050	$ 10,748		$ 9,898	$ 10,000
Average Annual Return, Percent	16.33%	9.57%			9.17%
LifePath Index 2065 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2065 Fund Custom Benchmark
Account Value	$ 16,692	$ 16,692	$ 16,692	$ 16,692	$ 16,692	$ 14,345	$ 11,798	$ 14,460	$ 12,173	$ 10,569	$ 10,000
Average Annual Return, Percent	16.37%	9.57%	10.42%